Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Line Items]
Benefit obligation at the beginning of the year	$ 8,755	$ 8,185	$ 7,949
Service cost	0	2	2
Interest cost	319	359	387
Actuarial loss	63	556	200
Benefits paid	(480)	(347)	(353)
Benefit obligation at the end of the year	$ 8,657	$ 8,755	$ 8,185